united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	4/30/25

Item 1. Reports to Stockholders.

(a)

Princeton Adaptive Premium Fund

Class A Shares (PAPAX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Princeton Adaptive Premium Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.princetonadaptivepremiumfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$185	1.82%

How did the Fund perform during the reporting period?

The Princeton Adaptive Premium Fund (“Fund”) Class A shares returned +3.39% during the fiscal year ended April 30, 2025 (the “Investment Period”). The Fund seeks capital appreciation and income by attempting to collect premium each week through the sale of put options on the S&P 500 (SPX) that have approximately a six-to-eight day or less time frame to expiration. The Fund employs a rules-based system that is replicated weekly. Trades are typically placed at multiple times throughout the week. The options-based strategy seeks to generate a weekly profit. Tactical portfolio management overlays are used to help potentially mitigate volatility. The Fund also invests in fixed income securities.

The Fund’s option trading strategy was profitable in 10 out of the 12 months during the Investment Period. The Fund’s investments in fixed income, which consisted primarily of 90-Day Treasury Bills, contributed positively to performance throughout the Investment Period.

The Investment Period was marked by three significant spikes in volatility: August 2024, December 2024, and April 2025. December 18th, 2024 saw the second largest one-day spike in the COBE VIX Index (“VIX”) and August 5th, 2024 saw the third largest one-day spike in the VIX since its inception in 1990. In each of these environments, the Fund’s risk management protocols meant that some trades were closed down for what we believe are “educated losses”. April 2025 saw the President Trump announce tariffs on April 2nd. This announcement kicked off a period of intense volatility that also saw a significant spike in the VIX. While the Fund did have to take “educated losses” in that environment, due to the sustained levels of volatility the Fund was able to recover those losses intramonth and post a positive return of +0.79% for April 2025.

Outside of those three episodes option premiums were relatively normal across the rest of the Investment Period, and the Fund’s option trading strategy produced positive results.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Princeton Adaptive Premium Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$15,681
$11,120
$10,476
Sep-2022
Apr-2023
Apr-2024
Apr-2025

	Princeton Adaptive Premium Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Sep-2022	$9,425	$10,000	$10,000
Apr-2023	$9,655	$10,448	$11,404
Apr-2024	$10,132	$10,294	$13,989
Apr-2025	$10,476	$11,120	$15,681

Average Annual Total Returns

	1 Year	Since Inception (September 23, 2022)
Princeton Adaptive Premium Fund
Without Load	3.39%	4.15%
With Load*	-2.59%	1.80%
Bloomberg U.S. Aggregate Bond Index	8.02%	4.17%
S&P 500® Index	12.10%	18.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$1,959,077
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.6%
U.S. Government & Agencies	97.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
92.1%
Money Market Funds
2.5%
Index Option
-0.0%
Other Assets in Excess of Liabilities
5.4%

Value	Value
Other Assets in Excess of Liabilities	5.4%
Index Option	-0.0%
Money Market Funds	2.5%
U.S. Treasury Obligations	92.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.2208%, 07/08/25	11.4%
United States Treasury Bill, 4.2126%, 06/03/25	8.9%
United States Treasury Bill, 4.1893%, 06/17/25	8.9%
United States Treasury Bill, 4.2317%, 07/22/25	8.6%
United States Treasury Bill, 4.2180%, 06/24/25	7.6%
United States Treasury Bill, 4.2113%, 07/01/25	7.6%
United States Treasury Bill, 4.2362%, 05/06/25	7.1%
United States Treasury Bill, 4.2319%, 05/20/25	6.6%
United States Treasury Bill, 4.2467%, 05/27/25	6.1%
United States Treasury Bill, 4.2022%, 06/10/25	6.1%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Princeton Adaptive Premium Fund

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.princetonadaptivepremiumfund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PAPAX

Princeton Adaptive Premium Fund

Class I Shares (PAPIX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Princeton Adaptive Premium Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.princetonadaptivepremiumfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$161	1.57%

How did the Fund perform during the reporting period?

The Princeton Adaptive Premium Fund (“Fund”) Class I shares returned +4.53% during the fiscal year ended April 30, 2025 (the “Investment Period”). The Fund seeks capital appreciation and income by attempting to collect premium each week through the sale of put options on the S&P 500 (SPX) that have approximately a six-to-eight day or less time frame to expiration. The Fund employs a rules-based system that is replicated weekly. Trades are typically placed at multiple times throughout the week. The options-based strategy seeks to generate a weekly profit. Tactical portfolio management overlays are used to help potentially mitigate volatility. The Fund also invests in fixed income securities.

The Fund’s option trading strategy was profitable in 10 out of the 12 months during the Investment Period. The Fund’s investments in fixed income, which consisted primarily of 90-Day Treasury Bills, contributed positively to performance throughout the Investment Period.

The Investment Period was marked by three significant spikes in volatility: August 2024, December 2024, and April 2025. December 18th, 2024 saw the second largest one-day spike in the COBE VIX Index (“VIX”) and August 5th, 2024 saw the third largest one-day spike in the VIX since its inception in 1990. In each of these environments, the Fund’s risk management protocols meant that some trades were closed down for what we believe are “educated losses”. April 2025 saw the President Trump announce tariffs on April 2nd. This announcement kicked off a period of intense volatility that also saw a significant spike in the VIX. While the Fund did have to take “educated losses” in that environment, due to the sustained levels of volatility the Fund was able to recover those losses intramonth and post a positive return of +0.79% for April 2025.

Outside of those three episodes option premiums were relatively normal across the rest of the Investment Period, and the Fund’s option trading strategy produced positive results.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Princeton Adaptive Premium Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$175,000
$140,000
$105,000
$70,000
$35,000
$0
$156,809
$114,095
$111,201
Sep-2022
Apr-2023
Apr-2024
Apr-2025

	Princeton Adaptive Premium Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Sep-2022	$100,000	$100,000	$100,000
Apr-2023	$102,647	$104,478	$114,044
Apr-2024	$109,155	$102,944	$139,888
Apr-2025	$114,095	$111,201	$156,809

Average Annual Total Returns

	1 Year	Since Inception (September 23, 2022)
Princeton Adaptive Premium Fund	4.53%	5.20%
Bloomberg U.S. Aggregate Bond Index	8.02%	4.17%
S&P 500® Index	12.10%	18.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$1,959,077
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.6%
U.S. Government & Agencies	97.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.4%
Index Option	-0.0%
Money Market Funds	2.5%
U.S. Treasury Obligations	92.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.2208%, 07/08/25	11.4%
United States Treasury Bill, 4.2126%, 06/03/25	8.9%
United States Treasury Bill, 4.1893%, 06/17/25	8.9%
United States Treasury Bill, 4.2317%, 07/22/25	8.6%
United States Treasury Bill, 4.2180%, 06/24/25	7.6%
United States Treasury Bill, 4.2113%, 07/01/25	7.6%
United States Treasury Bill, 4.2362%, 05/06/25	7.1%
United States Treasury Bill, 4.2319%, 05/20/25	6.6%
United States Treasury Bill, 4.2467%, 05/27/25	6.1%
United States Treasury Bill, 4.2022%, 06/10/25	6.1%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Princeton Adaptive Premium Fund

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.princetonadaptivepremiumfund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-PAPIX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $19,500

2024 - $19,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $3,900

2024 – $3,900

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2024, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2024, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Princeton Adaptive Premium Fund
Class A Shares: PAPAX
Class I Shares: PAPIX

Annual Financial Statements
and Additional Information

April 30, 2025

www.PrincetonAdaptivePremiumFund.com
1-888-868-9501

PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 92.1%
	U.S. TREASURY BILLS — 92.1%
140,000	United States Treasury Bill(a)(f)	4.2362	05/06/25	$139,918
100,000	United States Treasury Bill(a)(f)	4.2272	05/13/25	99,860
130,000	United States Treasury Bill(a)(f)	4.2319	05/20/25	129,710
120,000	United States Treasury Bill(a)(f)	4.2467	05/27/25	119,634
175,000	United States Treasury Bill(a)(f)	4.2126	06/03/25	174,324
120,000	United States Treasury Bill(a)(f)	4.2022	06/10/25	119,439
175,000	United States Treasury Bill(a)(f)	4.1893	06/17/25	174,035
150,000	United States Treasury Bill(a)(f)	4.2180	06/24/25	149,050
150,000	United States Treasury Bill(a)(f)	4.2113	07/01/25	148,935
225,000	United States Treasury Bill(a)(f)	4.2208	07/08/25	223,221
70,000	United States Treasury Bill(a)(f)	4.2193	07/15/25	69,390
170,000	United States Treasury Bill(a)(f)	4.2317	07/22/25	168,379
90,000	United States Treasury Bill(a)(f)	4.2338	07/29/25	89,069
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,805,012)			1,804,964

Shares				Fair Value
	SHORT-TERM INVESTMENT — 2.5%
	MONEY MARKET FUND - 2.5%
49,088	Dreyfus Government Cash Management, Institutional Class, 4.21% (Cost $49,088)(b)(f)			49,088

Contracts(c)		Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.0%(d)
	PUT OPTIONS PURCHASED - 0.0%(d)
2	S&P 500 Index	FCS	05/01/2025	$4,500	$1,113,812	$10
30	S&P 500 Index	FCS	05/02/2025	4,425	16,707,180	300
10	S&P 500 Index	FCS	05/02/2025	4,450	5,569,060	50
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,944)					360

	TOTAL INDEX OPTIONS PURCHASED (Cost - $3,944)					360

	TOTAL INVESTMENTS - 94.6% (Cost $1,858,044)					$1,854,412
	PUT OPTIONS WRITTEN - (0.0)%(e) (Proceeds received - $5,036)					(710)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%					105,375
	NET ASSETS - 100.0%					$1,959,077

See accompanying notes to financial statements.

PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Contracts(c)		Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS – (0.0)%(e)
	PUT OPTIONS WRITTEN – (0.0)%(e)
2	S&P 500 Index	FCS	05/01/2025	$4,600	$1,113,812	$10
30	S&P 500 Index	FCS	05/02/2025	4,525	16,707,180	600
10	S&P 500 Index	FCS	05/02/2025	4,550	5,569,060	100
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $5,036)					710

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $5,036)					$710

FCS - StoneX Financial Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to less than 0.1%.

(e)	Percentage rounds to greater than (0.1)%.

(f)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $1,854,042.

See accompanying notes to financial statements.

Princeton Adaptive Premium Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025

ASSETS
Investment securities:
At cost	$1,858,044
At fair value	$1,854,412
Due from broker	85,880
Due from advisor	46,082
Interest receivable	247
Prepaid expenses and other assets	6,875
TOTAL ASSETS	1,993,496

LIABILITIES
Audit fees payable	23,556
Payable to related parties	7,303
Options written, at fair value (proceeds received $5,036)	710
Accrued expenses and other liabilities	2,850
TOTAL LIABILITIES	34,419
NET ASSETS	$1,959,077

Net Assets Consist Of:
Paid in capital	$1,927,371
Accumulated earnings	31,706
NET ASSETS	$1,959,077

Net Asset Value Per Share:
Class A Shares:
Net Assets	$111
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.99	(b)
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$10.60

Class I Shares:
Net Assets	$1,958,966
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	190,753
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.27

(a)	On investments of $25,000 or more, the offering price is reduced.

(b)	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

Princeton Adaptive Premium Fund
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2025

INVESTMENT INCOME
Interest	$106,557
TOTAL INVESTMENT INCOME	106,557

EXPENSES
Investment advisory fees	34,554
Accounting services fees	36,902
Registration fees	36,686
Administrative services fees	36,508
Audit and tax fees	26,755
Legal fees	24,558
Trustees fees and expenses	16,966
Compliance officer fees	10,727
Printing and postage expenses	10,207
Transfer agent fees	8,784
Custodian fees	7,619
Insurance expense	2,895
Third party administrative servicing fees	1,922
Interest expense	775
Broker fees	796
Other expenses	9,860
TOTAL EXPENSES	266,514

Less: Fees waived and expenses reimbursed by the adviser	(230,402)
NET EXPENSES	36,112
NET INVESTMENT INCOME	70,445

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from :
Investments	(233,098)
Options Written	262,689
Net realized gain	29,591
Net change in unrealized appreciation (depreciation) on:
Investments	(1,725)
Options Written	1,778
Net change in unrealized appreciation	53

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	29,644
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,089

See accompanying notes to financial statements.

Princeton Adaptive Premium Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	April 30, 2025	April 30, 2024
FROM OPERATIONS
Net investment income	$70,445	$41,764
Net realized gain from investments and options written	29,591	66,513
Net change in unrealized appreciation of investments and options written	53	908
Net increase in net assets resulting from operations	100,089	109,185

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(5)	(5)
Class I	(103,095)	(78,233)
Net decrease in net assets from distributions to shareholders	(103,100)	(78,238)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	472,597	1,043,660
Net asset value of shares issued in reinvestment of distributions:
Class A	5	5
Class I	20,968	13,659
Payments for shares redeemed:
Class I	(829,753)	—
Net increase (decrease) in net assets from shares of beneficial interest	(336,183)	1,057,324

TOTAL INCREASE (DECREASE) IN NET ASSETS	(339,194)	1,088,271

NET ASSETS
Beginning of Year	2,298,271	1,210,000
End of Year	$1,959,077	$2,298,271

SHARE ACTIVITY
Class A:
Shares Reinvested	— *	1
Net increase in shares of beneficial interest outstanding	— *	1

Class I:
Shares Sold	45,927	102,780
Shares Reinvested	2,063	1,350
Shares Redeemed	(81,181)	—
Net increase (decrease) in shares of beneficial interest outstanding	(33,191)	104,130

*	Amount rounds to less than one share.

See accompanying notes to financial statements.

Princeton Adaptive Premium Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Period Ended
Class A	April 30, 2025		April 30, 2024		April 30, 2023 (1)
Net asset value, beginning of period	$10.10		$10.08		$10.00
Activity from investment operations:
Net investment income (2)	0.17		0.07		0.06
Net realized and unrealized gain on investments and options written	0.16		0.42		0.18
Total from investment operations	0.33		0.49		0.24
Less distributions from:
Net investment income	(0.30)		(0.22)		(0.11)
Net realized gains	(0.14)		(0.25)		(0.05)
Total distributions	(0.44)		(0.47)		(0.16)
Net asset value, end of period	$9.99		$10.10		$10.08
Total return (3)	3.39%		4.94%		2.44	% (6)
Net assets, at end of period (10)	$111		$107		$103
Ratio of gross expenses to average net assets (4)(5)	11.82	% (9)	15.01	% (8)	88.13	% (7)
Ratio of net expenses to average net assets (5)	1.82	% (9)	2.91	% (8)	2.62	% (7)
Ratio of net investment income to average net assets (5)	2.81%		2.13%		1.15%
Portfolio Turnover Rate	0%		0%		0	% (6)

(1)	The Princeton Adaptive Premium Fund Class A shares commenced operations on September 23, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Includes 0.87% for the period ended April 30, 2023 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(8)	Includes 1.16% for the year ended April 30, 2024 attributed to margin expense on short sales and line of credit expense which are not subject to waiver by the Advisor.

(9)	Includes 0.07% for the year ended April 30, 2025 attributed to margin expense on short sales and line of credit expense which are not subject to waiver by the Advisor.

(10)	Actual net assets, not truncated.

See accompanying notes to financial statements.

Princeton Adaptive Premium Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended		Period Ended
Class I	April 30, 2025		April 30, 2024		April 30, 2023 (1)
Net asset value, beginning of period	$10.26		$10.10		$10.00
Activity from investment operations:
Net investment income (2)	0.31		0.24		0.09
Net realized and unrealized gain on investments and options written	0.14		0.39		0.17
Total from investment operations	0.45		0.63		0.26
Less distributions from:
Net investment income	(0.30)		(0.22)		(0.11)
Net realized gains	(0.14)		(0.25)		(0.05)
Total distributions	(0.44)		(0.47)		(0.16)
Net asset value, end of period	$10.27		$10.26		$10.10
Total return (3)	4.53%		6.34%		2.65	% (6)
Net assets, at end of period (000s)	$1,959		$2,298		$1,210
Ratio of gross expenses to average net assets (4)(5)	11.57	% (9)	14.76	% (8)	87.88	% (7)
Ratio of net expenses to average net assets (5)	1.57	% (9)	2.66	% (8)	2.37	% (7)
Ratio of net investment income to average net assets (5)	3.06%		2.38%		1.41%
Portfolio Turnover Rate	0%		0%		0	% (6)

(1)	The Princeton Adaptive Premium Fund Class I shares commenced operations on September 23, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Includes 0.87% for the period ended April 30, 2023 attributed to margin expense on short sales, which are not subject to waiver by the Advisor.

(8)	Includes 1.16% for the year ended April 30, 2024 attributed to margin expense on short sales and line of credit expense which are not subject to waiver by the Advisor.

(9)	Includes 0.07% for the year ended April 30, 2025 attributed to margin expense on short sales and line of credit expense which are not subject to waiver by the Advisor.

See accompanying notes to financial statements.

 Princeton Adaptive Premium Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2025

1. ORGANIZATION

The Princeton Adaptive Premium Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation and income. The Fund commenced operations on September 23, 2022.

The Fund currently offers Class A and Class I shares. Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, which may be waived at Princeton Fund Advisors, LLC, (the “Advisor”) discretion. Class C shares are not available for purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standard Update (“ASU”) 2013-08.

Operating Segments - The Fund has adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be at amortized cost, which approximately fair value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has designated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security

Princeton Adaptive Premium Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025

using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – When the Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. When the Fund purchases or sells an option, an amount equal to the premium paid or received by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Fund utilizes a premium collection strategy involving sale or purchase of put options on the S&P 500 Index and investing in fixed income securities. Under normal market conditions, the Advisor intends to allocate between 30% to 100% of the Fund’s net assets to the premium collection strategy at any given time. The Advisor utilizes quantitative models that allow it to determine what it believes is the probability of certain put options expiring worthless; the sale of a put option is typically done at a price that the Advisor believes have a 99.5% or greater probability of the puts sold expiring worthless. These models utilize a formula to calculate probabilities by utilizing market data such as real and/or implied volatility as measured by the CBOE Volatility Index (“VIX”), time to expiration for the option contracts, and the current value of the S&P 500 Index to determine the probability an option will expire worthless. The trades for the Fund are put spreads because an offsetting position is taken for each option contract. Accordingly, the potential risk of the Fund’s put option positions is well defined. It is desirable that the underlying index remains in a relatively narrow trading range from the time the Fund opens the position until the options expire. The Advisor will seek to further mitigate risk and maximize Fund profits by continuing its proprietary quantitative analysis and monitoring the trade during the term of the contracts; and may close a trade early if it determines 1) the probability of the put or call option expiring worthless declines below a defined probability level (typically 85% or higher), 2) it determines it can close the trade for minimum cost, or 3) it can close the trade early and achieve the target profit objective for such trade.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of April 30, 2025 as disclosed in the Schedule of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and

Princeton Adaptive Premium Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025

losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities for the year ended April 30, 2025:

Derivative	Risk Type	Statement of Assets and Liabilities	Fair Value
Options purchased	Equity	Investment securities: at fair value	$360
Options written	Equity	Options written, at fair value	(710)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the year ended April 30, 2025:

Derivative Investment Type	Location of Gain/Loss on Derivative
Option Purchased	Net realized gain (loss) from Investments
Net change in unrealized appreciation (depreciation) on Investments
Options Written	Net realized gain (loss) from Options Written
Net change in unrealized appreciation (depreciation) on Options Written

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the year ended April 30, 2025:

		Realized gain
	Primary Risk	(loss) on options	Change in unrealized appreciation
Derivative Investment Type	Exposure	contracts	(depreciation) on options contracts
Options Purchased	Equity	$(233,130)	$(1,735)
Options Written	Equity	262,689	1,778

There were no offsetting arrangements as of April 30, 2025.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would

Princeton Adaptive Premium Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025

use in valuing the asset or liability, and would be based on the best information available. Investments valued using NAV as a practical expedient are excluded from the fair value hierarchy.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	$—	$1,804,964	$—	$1,804,964
Put Options Purchased	360	—	—	360
Short Term Investment	49,088	—	—	49,088
Total	$49,448	$1,804,964	$—	$1,854,412
Liabilities *	Level 1	Level 2	Level 3	Total
Put Options Written	$710	$—	$—	$710
Total	$710	$—	$—	$710

The Fund did not hold any Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

In accordance with its investment objectives the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Princeton Adaptive Premium Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security decreases as the dollar appreciates against the currency, while the U.S. dollar value increases as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates tends to reduce the market value of already issued fixed-income investments, and a decline in general interest rates tends to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Market and Geopolitical Risk - The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Options Risk – Options are subject to changes in the underlying securities or index of securities on which such instruments are based. There is no guarantee that the Advisor’s Spread Traded options strategy will be effective or that suitable transactions will be available. The Fund’s Spread Traded option strategy’s profit potential is limited to the net premium received when entering the trades. The potential for loss is an amount equal to the 1) difference between either the strike price of the long put and the strike price of the short put, plus 2) any commissions paid. Maximum loss under the Spread Traded option strategy occurs from the put trade, when the underlying price is less than or equal to the strike price of the short put. A portion of any option premiums may be treated as short-term capital gains and when distributed to shareholders are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in

Princeton Adaptive Premium Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025

a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized to the call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Trading Costs – Trading costs generally consists of brokerage commissions, brokerage fees, clearing fees, exchange and regulatory fees, and transaction and National Futures Association fees. Fees vary by type of contract for each purchase and sale or sale and purchase (round turn) of futures, options on futures, and forward contracts. Commissions are paid on each individual purchase and sale transaction.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended April 30, 2023 to April 30, 2024, or expected to be taken in the Fund’s April 30, 2025, year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits may change materially in the next six months.

Princeton Adaptive Premium Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective August 1, 2023, the Fund entered into a revolving, uncommitted $160,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) which expired on July 29, 2024. Effective July 29, 2024, the Fund entered into an amended and restated agreement, dated July 29, 2024, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”) set to expire on July 28, 2025. Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the year ended May 1, 2024 through April 30 2025, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed $150,000,000.

For the year ended April 30, 2025, the interest expense was $775 for the Fund. There was no outstanding balance as of April 30, 2025. The average borrowings for the Fund for the period the line was drawn, May 1, 2024 through April 30, 2025, was $29,000 at an average borrowing rate of 6.85%. As of April 30, 2025, the maximum borrowing was $70,000 at a maximum interest rate of 7.50%.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the year ended April 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, options and U.S. Government securities, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC serves as the Fund’s investment Advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. For the year ended April 30, 2025, the Fund incurred advisory fees of $34,554 of which $0 is payable at April 30, 2025.

Princeton Adaptive Premium Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses; such as litigation expenses (which may include indemnification of Fund officers and Trustees), and contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.75% and 1.50% per annum of the Fund’s average daily net assets for Class A, and Class I shares, respectively (the “Expense Limitation”). For the year ended April 30, 2025 the Advisor waived fees and reimbursed expenses in the amount of $230,402 pursuant to the Waiver Agreement, of which $46,082 is due from the Advisor at April 30, 2025.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund Operating Expenses subsequently exceed the Expense Limitation the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement on 60 days written notice to the Advisor.

The following amounts are subject to recapture by the Advisor by the following dates:

4/30/2026	4/30/2027	4/30/2028
$139,002	$212,228	$230,402

The Trust, with respect to the Fund’s Class A shares, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, respectively, and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the year ended April 30, 2025, the Fund’s Class A shares incurred $0 in fees under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the year ended April 30, 2025, the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Princeton Adaptive Premium Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025

Ultimus Fund Solutions, LLC (“UFS”) – UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and NLCS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal year ended April 30, 2024, and April 30, 2025, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2025	April 30, 2024
Ordinary Income	$82,209	$53,660
Long-Term Capital Gain	20,891	24,578
Return of Capital	—	—
	$103,100	$78,238

As of April 30, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$16,007	$14,730	$—	$—	$—	$969	$31,706

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of gains/(losses) on mark-to-market on 1256 option contracts.

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$1,852,733	$1,021	$(52)	$969

Princeton Adaptive Premium Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of April 30, 2025, the shareholders listed below held more than 25% of the Fund and may be deemed to control the Fund.

% of Outstanding Shares
National Financial Services LLC	81.7%

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Princeton Adaptive Premium Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Princeton Adaptive Premium Fund (the Fund), including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the two years in the period then ended and for the period from September 23, 2022 (commencement of operations) through April 30, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from September 23, 2022 (commencement of operations) through April 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Princeton Fund Advisors, LLC investment companies since 2010.

Denver, Colorado

June 27, 2025

Princeton Adaptive Premium Fund

Additional Information (Unaudited)

April 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888 -868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Princeton Fund Advisors, LLC

1580 Lincoln Street, Suite 680

Denver, CO 80203

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	7/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	7/8/2025

By (Signature and Title)
/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	7/8/2025